Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	333-266143
Entity Registrant Name	Next Bridge Hydrocarbons, Inc.
Entity Central Index Key	0001936756
Entity Tax Identification Number	87-2538731
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6300 Ridglea Place
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76116
City Area Code	(817)
Local Phone Number	438-1937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false